Taxes Based on Income (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jan. 01, 2011	Jan. 02, 2010
Principal item accounting for the difference in taxes
Computed tax at 35% of income (loss) before taxes	$ 81.5	$ 83.6	$ (324.3)
Increase (decrease) in taxes resulting from:
State taxes, net of federal tax benefit	(2.3)	(1.3)	(12.2)
Foreign earnings taxed at different rates	2.5	(58.8)	(2.4)
Valuation allowance	8.3	2.5	4.0
Goodwill and indefinite-lived intangible asset impairment			276.4
Deferred compensation assets	(5.1)	(7.9)	(30.5)
U.S. federal tax credits (R&D and low-income housing)	(4.6)	(3.8)	(2.8)
Tax contingencies and audit settlements	1.6	(17.7)	7.2
Other items, net	(3.4)	0.6	(7.4)
Provision for (benefit from) income taxes from continuing operations	$ 78.5	$ (2.8)	$ (92.0)